Investment Strategy	Oct. 24, 2025
GraniteShares 2X Long AAL Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the airline industry.

American Airlines Group, Inc.’s primary business activity is the operation of a network air carrier, providing scheduled air transportation for passengers and cargo. AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-08400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AAL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of American Airlines Group Inc. The common stock of American Airlines Group Inc. (AAL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by American Airlines Group Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding American Airlines Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short AAL Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the airline industry.

American Airlines Group, Inc.’s primary business activity is the operation of a network air carrier, providing scheduled air transportation for passengers and cargo. AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-08400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AAL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of American Airlines Group Inc. The common stock of American Airlines Group Inc. (AAL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by American Airlines Group Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding American Airlines Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2X Short AAL Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the airline industry.

American Airlines Group, Inc.’s primary business activity is the operation of a network air carrier, providing scheduled air transportation for passengers and cargo. AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-08400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AAL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of American Airlines Group Inc. The common stock of American Airlines Group Inc. (AAL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by American Airlines Group Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding American Airlines Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short AAPl Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer industry.

Apple Inc. designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories and sells a range of related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAPL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Apple Inc. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2X Short AAPL Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer industry.

Apple Inc. designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories and sells a range of related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAPL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Apple Inc. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2X Short AMD Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Advanced Micro Devices, Inc. is a global semi-conductor company. It operates through four segments: data center, client, gaming, and embedded. AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AMD pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-07882 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Advanced Micro Devices, Inc. The common stock of Advanced Micro Devices, Inc. (AMD) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short COIN Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services industry.

Coinbase Global, Inc. is a financial technology company that provides end-to-end financial infrastructure and technology for the crypto economy. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by COIN pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding COIN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Coinbase Global, Inc. The common stock of Coinbase Global, Inc. (COIN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2X Long JPM Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services industry.

JPMorgan Chase & Co. is a financial holding company. It has four segments: consumer and community banking, corporate and investment bank, commercial banking, and asset and wealth management. JPM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPM pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-05805 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JPM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of JPMorgan Chase & Co. The common stock of JPMorgan Chase & Co. (JPM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPMorgan Chase & Co. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JPMorgan Chase & Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short JPM Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services industry.

JPMorgan Chase & Co. is a financial holding company. It has four segments: consumer and community banking, corporate and investment bank, commercial banking, and asset and wealth management. JPM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPM pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-05805 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JPM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of JPMorgan Chase & Co. The common stock of JPMorgan Chase & Co. (JPM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPMorgan Chase & Co. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JPMorgan Chase & Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2X Short JPM Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the financial services industry.

JPMorgan Chase & Co. is a financial holding company. It has four segments: consumer and community banking, corporate and investment bank, commercial banking, and asset and wealth management. JPM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPM pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-05805 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JPM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of JPMorgan Chase & Co. The common stock of JPMorgan Chase & Co. (JPM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JPMorgan Chase & Co. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JPMorgan Chase & Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long LCID Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Lucid Group, Inc. focuses on designing, developing, manufacturing, and selling electric vehicles (EV), EV powertrains and battery systems using its own equipment and factories. LCID is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by LCID pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39408 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding LCID may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Lucid Group, Inc. The common stock of Ludic Group, Inc. (LCID) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lucid Group, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lucid Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short LCID Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Lucid Group, Inc. focuses on designing, developing, manufacturing, and selling electric vehicles (EV), EV powertrains and battery systems using its own equipment and factories. LCID is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by LCID pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39408 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding LCID may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Lucid Group, Inc. The common stock of Ludic Group, Inc. (LCID) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lucid Group, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lucid Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short LCID Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Lucid Group, Inc. focuses on designing, developing, manufacturing, and selling electric vehicles (EV), EV powertrains and battery systems using its own equipment and factories. LCID is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by LCID pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39408 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding LCID may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Lucid Group, Inc. The common stock of Ludic Group, Inc. (LCID) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lucid Group, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lucid Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short META Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer programming industry.

Meta Platforms, Inc. builds technologies that help people connect, find communities, and grow businesses. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by META pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-3551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding META may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Meta Platforms Inc. The common stock of Meta Platforms Inc. (META) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short META Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the computer programming industry.

Meta Platforms, Inc. builds technologies that help people connect, find communities, and grow businesses. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by META pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-3551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding META may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Meta Platforms Inc. The common stock of Meta Platforms Inc. (META) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short NVDA Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

NVIDIA Corporation pioneers accelerated computing to help solve the most challenging computational problems. NVIDIA Corporation expanded its focus from personal computer graphics to include several other large and important computationally intensive fields, such as artificial intelligence, data science, autonomous vehicles, robotics and augmented and virtual reality. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVDA pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVDA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NVIDIA Corporation. The common stock of NVIDIA Corporation (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x SHORT NVDA Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the semi-conductor industry.

NVIDIA Corporation pioneers accelerated computing to help solve the most challenging computational problems. NVIDIA Corporation expanded its focus from personal computer graphics to include several other large and important computationally intensive fields, such as artificial intelligence, data science, autonomous vehicles, robotics and augmented and virtual reality. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVDA pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVDA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NVIDIA Corporation. The common stock of NVIDIA Corporation (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long RIVN Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Rivian Automotive, Inc. designs, develops and manufactures electric vehicles and accessories. It sells its vehicles directly to customers in the consumer and commercial markets. RIVN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by RIVN pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41042 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding RIVN Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Rivian Automotives, Inc. The common stock of Rivian Automotives Inc. (RIVN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rivian Automotives, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rivian Automotives, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short RIVN Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Rivian Automotive, Inc. designs, develops and manufactures electric vehicles and accessories. It sells its vehicles directly to customers in the consumer and commercial markets. RIVN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by RIVN pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41042 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding RIVN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Rivian Automotives, Inc. The common stock of Rivian Automotives Inc. (RIVN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rivian Automotives, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rivian Automotives, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short RIVN Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Rivian Automotive, Inc. designs, develops and manufactures electric vehicles and accessories. It sells its vehicles directly to customers in the consumer and commercial markets. RIVN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by RIVN pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41042 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding RIVN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Rivian Automotives, Inc. The common stock of Rivian Automotives Inc. (RIVN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rivian Automotives, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rivian Automotives, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long TSLA Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Tesla, Inc. The common stock of Tesla, Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short TSLA Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Tesla, Inc. The common stock of Tesla, Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short TSLA Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the automotive industry.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Tesla, Inc. The common stock of Tesla, Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Long XOM Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2 times (200%) the daily percentage change the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock as well as directly purchasing the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately 200% of the Fund’s net asset value. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock or buy the Underlying Stock directly.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the energy industry.

Exxon Mobil Corporation is engaged in the energy business. Its principal business involves the exploration for, and production of, crude oil and natural gas, and the manufacture, trade, transport and sale of crude oil, natural gas, petroleum products, petrochemicals, and a range of specialty products. XOM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by XOM pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-02256 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding XOM Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Exxon Mobil Corporation. The common stock of Exxon Mobil Corporation (XOM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Exxon Mobil Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Exxon Mobil Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 1x Short XOM Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate the inverse (-100%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -100% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the energy industry.

Exxon Mobil Corporation is engaged in the energy business. Its principal business involves the exploration for, and production of, crude oil and natural gas, and the manufacture, trade, transport and sale of crude oil, natural gas, petroleum products, petrochemicals, and a range of specialty products. XOM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by XOM pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-02256 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding XOM Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Exxon Mobil Corporation. The common stock of Exxon Mobil Corporation (XOM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Exxon Mobil Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Exxon Mobil Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares 2x Short XOM Daily ETF – Summary
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that attempts to replicate 2x the inverse (-200%) daily percentage change of the Underlying Stock by entering into financial instruments such as swaps and options on the Underlying Stock. At the end of each trading day, the notional exposure against the Underlying Stock obtained through the combination of these instruments will be approximately -200% of the Fund’s net asset value. The Fund aims to generate the inverse daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will aim to primarily obtain its notional exposure against the Underlying Stock through swap agreements. In case the Fund faces restriction in increasing its swap notional exposure, it may use option contracts on the Underlying Stock.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund is expected to post between 25% and 50% of its assets as collateral under the swap agreements.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money put option contracts, or simultaneously buy an at-the-money put option contract and sell an at-the-money call option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Stock. The Fund will pay the premium for each put option contract bought and receive the premium for each call option sold. The Fund’s participation in potential changes in the price of the Underlying Stock is based on the price of the Underlying Stock at the time the Fund buys the put and sells the call option contracts, the strike price of the call (put) option contract and the Underlying Stock price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-week to 1-month.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Stock. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Stock) the option at a specified exercise price.

An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties.

The Fund has adopted a policy to have at least 80% of its investment exposure to financial instruments with economic characteristics that should have 2 times the inverse performance of the Underlying Stock.

Due to the Fund’s investment exposure to the Underlying Stock, the Fund’s investment exposure is concentrated in the energy industry.

Exxon Mobil Corporation is engaged in the energy business. Its principal business involves the exploration for, and production of, crude oil and natural gas, and the manufacture, trade, transport and sale of crude oil, natural gas, petroleum products, petrochemicals, and a range of specialty products. XOM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by XOM pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-02256 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding XOM Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time, and as a result of daily rebalancing, the Underlying Stock volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Stock’s performance decreases over a period longer than a single day.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Exxon Mobil Corporation. The common stock of Exxon Mobil Corporation (XOM) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Exxon Mobil Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Exxon Mobil Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.